Performance Management - Eaton Vance Income Opportunities ETF_June 2025 - Eaton Vance Income Opportunities ETF	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
On November 7, 2025, the Predecessor Fund, which operated as a mutual fund, was reorganized into the Fund (“Reorganization”). The Predecessor Fund’s investment objective was identical to the Fund’s and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund’s historical performance and the performance information shown below reflects that of the Class I shares of the Predecessor Fund, which had a different fee structure than the Fund. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of Class I shares of the Predecessor Fund. Past performance may have been different if the Fund’s current fee structure had been in place during the period.
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual total returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provides a means to compare the Fund’s average annual total  returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Predecessor Fund changed its name from Morgan Stanley Global Fixed Income Opportunities Fund to Morgan Stanley Income Opportunities Fund effective May 30, 2025. Additionally, effective May 30, 2025, the Predecessor Fund changed its primary benchmark to the  Bloomberg U.S. Aggregate Index because the Adviser believed it was a more appropriate benchmark for the Predecessor Fund. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.eatonvance.com or by calling toll-free 1-800-869-6397.
Effective May 30, 2025, the Predecessor Fund’s principal investment strategies changed. The performance information in the bar chart and table prior to that date reflects the Predecessor Fund’s prior principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual total returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	8.25%
Low Quarter	03/31/20	-7.86%
The year-to-date total return as of September 30, 2025 was 7.38%.
Performance Table Heading	Average Annual Total Returns (for the calendar periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Predecessor Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception
Return Before Taxes	6.76%	2.50%	3.43%	4.08%
Return After Taxes on Distributions[1]	4.44%	0.65%	1.66%	1.78%
Return After Taxes on Distributions and Sale of Fund Shares	3.96%	1.10%	1.84%	2.05%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses and taxes)[2]	1.25%	-0.33%	1.35%	4.03%[3]
Bloomberg Global Aggregate (Hedged USD) Index (reflects no deduction for fees, expenses or taxes)[4]	3.40%	0.48%	2.01%	4.27%[3]
Income Opportunities Blend Index (reflects no deduction for fees, expenses and taxes)[5]	3.40%	0.48%	1.40%	3.74%[3]
[1],[2],[3],[4],[5]
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)(reflects no deduction for fees, expenses or taxes)(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Predecessor Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	1-800-869-6397
Eaton Vance Strategic Income Opportunities ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return as of September 30, 2025 was 7.38%.
Bar Chart, Year to Date Return	7.38%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	8.25%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(7.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[2]
2	The Bloomberg U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index. Effective May 30, 2025, the Predecessor Fund changed its primary benchmark from the Bloomberg Global Aggregate (Hedged USD) Index to the Bloomberg U.S. Aggregate Index because the Adviser believed the Bloomberg U.S. Aggregate Index was a more appropriate benchmark for the Predecessor Fund.

[3]
3	Since Inception reflects the inception date of Class I shares of the Predecessor Fund (commenced operations on July 28, 1997).

[4]
4	The Bloomberg Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. It is not possible to invest directly in an index.

[5]
5	The Income Opportunities Blend Index is a performance linked benchmark of (i) the old benchmark represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) for the periods from the Predecessor Fund’s inception to December 31, 2016; and (ii) the prior benchmark represented by Bloomberg Global Aggregate (Hedged USD) Index for periods thereafter. It is not possible to invest directly in an index.